Financial Income and Expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial Income and Expense
Current accounts and deposits	€ 189	€ 90	€ 270
Interest on loans and borrowings	(810)	(596)	(538)
Net foreign exchange benefit/(loss)	(171)	(2,669)	738
Total	€ (792)	€ (3,175)	€ 470